Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments

As of December 31, 2017 and 2018, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2017	2018	2017	2018
			US$	US$
Cost method in 2017 and cost less impairment method in 2018:
Cashido Corp. (Cashido)	2.1%	1.8%	—	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	—	—
Deep Vision, Inc (Deep Vision)	—	14.8%	—	3,000
Equity method:
ProGrade Digital, Inc. (ProGrade)	—	49.0%	—	1,242

			—	4,242